New and amended standards and interpretations	12 Months Ended
Dec. 31, 2017
New And Amended Standards And Interpretations
New and amended standards and interpretations
(4)	New and amended standards and interpretations

4.1 Amendments to IFRSs that are mandatorily effective for the current year

The Group has applied for the first time some standards and modifications to the standards, which are effective for the periods beginning on January 1, 2017 or later. The Group has not applied any standard, interpretation or modification that has been issued but is not yet effective.

Although these amendments apply for the first time in 2017, they do not have a material impact on the interim condensed consolidated financial statements of the Group. The nature and the impact of each amendment is described below:

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to disclose changes in liabilities produced by financing activities, including both those derived from cash flows and those that do not imply cash flows. The Group has provided the information corresponding to the current year and to the comparative exercise in the Note 16.

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrecognised Losses

The Group has applied these amendments for the first time in the current year. The amendments clarify that an entity needs to take into account whether tax legislation restricts the types of tax benefits that can be used to offset the reversal of the deductible temporary difference corresponding to unrealized losses

The application of this amendment has had no impact on the group’s consolidated financial statements since the group already assesses the adequacy of the taxable future in a manner consistent with these modifications.

4.2 Standards issued but not yet effective

The group has not applied the following new and revised IFRSs that are not yet effective:

IFRS 9	Financial Instruments (1)

IFRS 15	Revenue from contracts with Customers (1)

IFRS 16	Leases (2)

Amendments to IFRS 2	Classification and measurement of share based payments (1)

IFRIC 22	Transactions in Foreign Currency and Advance Considerations

IFRIC 23	Uncertainty over Income Tax Treatments (2)

(1)	Effective for annual periods beginning on or after January 1, 2018, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2019, with earlier application permitted.

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 “Financial Instruments: Recognition and Measurement” and all previous versions of IFRS 9. This standard is part of the Annex to Decree 2496 of 2015 , modified by Decree 2131 of 2016, with applicability for periods beginning on January 1, 2018, allowing early application.

IFRS 9 includes three aspects of accounting for financial instruments: classification and measurement, impairment and hedge accounting. Retrospective application is required but the presentation of comparative information is not mandatory, except for hedge accounting, for which the requirements are applied prospectively, with some exceptions.

Avianca Holdings plans to adopt the new standard on the required effective date and will not present comparative information again. During 2017, the Group carried out a detailed impact assessment of the three aspects of IFRS 9. This evaluation is based on the information currently available and may be subject to changes arising from the additional reasonable and supported information that will be made available to the Group in 2018 when AVH adopts IFRS 9. In general, the Group does not expect a significant impact on its statement of financial position and equity, except for the effect of applying the impairment requirements of IFRS 9. The Group expects a decrease in the Provision for losses that have a positive impact on equity as discussed below.

(a) Classification and measurement

The Group does not expect a significant impact on its balance sheet or equity when applying the classification and measurement requirements of IFRS 9. It expects to continue measuring at fair value all financial assets that are currently held at fair value.

Loans and commercial accounts receivable are maintained to collect the contractual cash flows and are expected to generate cash flows that represent only capital and interests payments. The Group analyzed the contractual characteristics of the cash flows of these instruments and concluded that they meet the criteria for measuring amortized cost according to IFRS 9. Therefore, reclassification is not required for these instruments.

(b) Impairment

IFRS 9 requires the Group to record the expected credit losses on all its debt securities, loans and trade accounts receivable, either for 12 months or for life. The Group will apply the simplified approach and record the expected lifetime losses on all trade accounts receivable. The Group has determined that, due to the unsecured nature of its loans and accounts receivable, the loss allowance will decrease by US $216 with the corresponding related decrease in the deferred tax asset of US $71.has determined that, due to the unsecured nature of its loans and accounts receivable, the impact on the application of this standard will not be material.

(c) Hedge accounting

The Group determined that all existing hedging relationships currently designated in effective hedging relationships will continue to qualify for hedge accounting under IFRS 9. The Group has opted not to retrospectively apply IFRS 9 in the transition to hedges where the Group excluded the forward points the coverage designation according to IAS 39. As IFRS 9 does not change the general principles of how an entity accounts for effective hedges, the application of the hedging requirements of IFRS 9 will not have a significant impact on the financial statements of the group.

IFRS 15 Revenue from contracts with customers

IFRS 15 “Revenue from ordinary activities from contracts with customers” becomes effective for periods beginning January 1, 2018. This standard establishes a new five-step model that will be applied to income from contracts with customers. Under IFRS 15, an entity recognizes revenue when the obligation is satisfied, that is, when the ‘control’ of the underlying goods or services of the performance obligation has been transferred to the customer. In addition, guidance has been included in IFRS 15 to address specific situations and required disclosures have increased.

The group recognizes income from the following main sources:

(i) Passengers

(ii) Cargo and others

Management intends to use the alternative transition method. Under the alternative transition method, restatement of comparative years is not required but the cumulative effect of initially applying IFRS 15 should be recognised as an adjustment to the opening retained earnings on the effective date (1st January 2018).

The Group concluded the process of analyzing the impacts of IFRS 15 on all our sources of income. This included reviewing current accounting policies and practices to identify the differences that resulted from the application of the new standard.

The majority of our revenues are generated from the sale of air tickets, which will continue to be recognized as the flight service is provided. Our evaluation included an estimate of the impact that the new revenue standard will have on our accounting of revenue from passengers and cargo and others, both with all the sub-revenue categories that roll up to these two items in total. Within the revenue from passengers category, other revenue denominated “ancilliaries” was evaluated. Ancilliaries include those additional charges that are billed to passengers, such as changes of date, destination, name, etc., These activities do not involve a transfer of additional goods or services to the passenger, as such, they are generally considered administrative tasks that do not create separate performance obligations. Given that ancilliaries are not considered to be a separate performance obligation, they are combined with the existing performance obligation and accounted for as if they were part of the original ticket. Therefore, the original price of the ticket and the amount paid for the ancilliaries are combined and considered a new performance obligation. The evaluation includes (i) the reclassification associated with items for excess baggage and date changes, which were presented as other revenues and according to the recognition criteria of IFRS 15, are directly related to passenger revenue and ( ii) The impact due to the recognition of ancilliaries associated with changes of date, changes of destination and name changes, deferring the revenue up to the moment the service is provided, and not at the moment in which it is requested. We estimate that the impact will approximate USD $6,840 and will result, at the time of adoption, in a higher value of the deferred revenue liability for unearned transportation.

In relation to the revenue originated by the loyalty program, the most significant impact will be the elimination of the cost method for frequent flyer accounting, which will require the Company to defer the proceeds from the sale of frequent flyer points and recognize any related revenue once the performance obligation (redemption, access to intellectual property, etc.) has been satisfied. The Company is assessing the potential effect of this standard on its consolidated financial statements, and anticipates that there will be a higher deferral of revenue as a results of IFRS 15 implementation.

Our analysis also included the evaluation of the costs to obtain and to fulfill a contract which we anticipate, given the current accounting policy in effect, will not have a significant impact on the adoption of the new standard.

IFRS 16 Leases

IFRS 16 replaces the following standards and interpretations: IAS 17 Leases, IFRIC 4 Determination of whether an Arrangement contains a Lease, SIC-15 Operating Leases—Incentives, SIC-27 Evaluation of the substance of transactions that involve the legal form of a leasing contract.

This new standard requires the lessee to recognize all leases in a similar way to how financial leases are currently recorded under IAS 17 Leases. The standard includes two exceptions for this recognition: (1) leases of low-value assets (eg personal computers) and (2) short-term contracts (term of less than 12 months). The lessee recognizes from the beginning of the lease, the asset that represents the right of use and the liability for the periodic payments that must be made. On the other hand, interest expense is recorded separately from depreciation.

The recognition requirements for the lessor do not have relevant changes compared to IAS 17.

Some of the impacts that could arise would be indicators of EBIT, debt covenants, debt and financing indicators, as well as the presentation of cash flows, which would be presented as financing and not operation activities.

The application date is for annual periods beginning on or after January 1, 2019 onwards. The Group is analyzing the impact of this standard and plans to adopt it on the required effective date.

IFRS 2 Classification and Measurement of Share-based Payment Transactions — Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Group is assessing the potential effect of the amendments on its consolidated financial statements.

IFRIC 22- Transactions in Foreign Currency and Advance Considerations

This Interpretation deals with the way to determine the date of the transaction for the purposes of establishing the exchange rate to be used in the initial recognition of the related asset, expense or income (or the corresponding part thereof), in the derecognition of an non-monetary asset or non-monetary liability that arises from the payment or collection of the anticipated consideration in foreign currency.

The Interpretation will come into force for the periods beginning on January 1, 2018 or later. Group management does not expect any effect on its consolidated financial statements, because the group already accounts for transactions that involve payment or receipt of an advance consideration in a foreign currency in a manner consistent with the modification.

IFRIC 23- Uncertainty over Income Tax Treatments

The interpretation refers to income tax accounting in cases in which the tax treatment includes uncertainties that affect the application of IAS 12 and does not apply to taxes that are outside the scope of this IAS, nor does it include specific requirements related to it. with interests and penalties associated with uncertain tax treatments. The interpretation establishes the following:

•	When the entity considers uncertain tax treatments separately.

•	The assumptions made by the entity about the examination of tax treatments by the corresponding authorities.

•	The manner in which the entity determines the fiscal profit (or fiscal loss), fiscal bases, unused fiscal losses or credits, and fiscal rates.

•	The manner in which the entity considers changes in events and circumstances

The company must determine if it evaluates each uncertain treatment separately or in groups, using the approach that best predicts the resolution of uncertainties. The group will apply its interpretation from its effective date. No significant impacts are expected in the application of this standard, however, procedures must be implemented to obtain the necessary information to apply this interpretation